T. ROWE PRICE Retirement 2025 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 39.5%
T. Rowe Price Funds:
New Income Fund  2,494,238 95,999 108,558 317,809,239 2,577,433
Limited Duration Inflation Focused
Bond Fund  1,682,770 100,175 72,485 368,890,797 1,752,231
International Bond Fund (USD
Hedged)  862,570 57,932 23,230 107,539,229 914,083
U.S. Treasury Long-Term Index
Fund  637,633 7,749 30,661 85,980,877 663,772
Dynamic Global Bond Fund  570,420 19,486 23,350 73,027,094 562,309
Emerging Markets Bond Fund  538,500 9,705 23,266 58,159,304 542,626
High Yield Fund  502,467 10,111 20,525 84,776,462 506,116
Dynamic Credit Fund  185,232 9,682 5,526 21,547,772 190,913
Floating Rate Fund  194,253 4,565 27,850 18,447,745 171,380
Total Bond Mutual Funds (Cost $8,726,888) 7,880,863
EQUITY MUTUAL FUNDS 59.1%
T. Rowe Price Funds:
Value Fund  1,723,057 2,798 72,216 34,710,868 1,721,659
Growth Stock Fund  1,590,381 3,182 96,420 14,550,752 1,537,869
U.S. Large-Cap Core Fund  1,134,730 1,093 53,224 25,853,741 1,126,448
Equity Index 500 Fund  1,092,848 5,017 44,820 7,446,812 1,108,384
Hedged Equity Fund  1,016,169 1,723 37,963 83,129,873 1,037,461
Overseas Stock Fund  881,257 1,524 32,206 63,185,104 880,800
International Value Equity Fund  829,567 1,586 23,954 45,012,982 836,341
Real Assets Fund  761,138 2,291 25,464 50,106,247 766,626
International Stock Fund  735,871 1,228 36,033 34,953,175 741,357
Mid-Cap Growth Fund  427,842 665 32,071 3,741,528 410,595
Mid-Cap Value Fund  402,107 1,040 15,870 11,165,313 402,510
Emerging Markets Discovery Stock
Fund  300,983 482 11,277 20,939,981 301,326
Small-Cap Value Fund  239,934 363 6,844 4,373,591 251,175
Emerging Markets Stock Fund  245,745 453 5,855 7,144,216 250,190
Small-Cap Stock Fund  236,681 1,346 10,750 3,781,902 240,151
New Horizons Fund (2) 182,417 296 7,902 3,143,849 184,135
Total Equity Mutual Funds (Cost $7,578,090) 11,797,027
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,084 92,500 92,553 20,448 2,047
Total Other Mutual Funds (Cost $2,021) 2,047

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds  1.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 266,265 285,213 265,816 285,662,145 285,662
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 24,000,000 23,903
Total Short-Term Investments (Cost $309,558) 309,565
Total Investments in Securities 100.1%
(Cost $16,616,557) $ 19,989,502
Other Assets Less Liabilities (0.1)% (11,293)
Net Assets 100.0% $ 19,978,209
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 758 MSCI EAFE Index contracts 9/24 (93,177) $ (3,000)
Short, 1,011 Russell 2000 E-Mini Index contracts 9/24 (112,378) (8,978)
Short, 132 S&P 500 E-Mini Index contracts 9/24 (37,362) (759)
Net payments (receipts) of variation margin to date 11,657
Variation margin receivable (payable) on open futures contracts $ (1,080)

T. ROWE PRICE Retirement 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (34) $ 1,525 $ 3,646
Dynamic Global Bond Fund  (1,613) (4,247) 8,322
Emerging Markets Bond Fund  (3,067) 17,687 8,805
Emerging Markets Discovery Stock Fund  (485) 11,138 —
Emerging Markets Stock Fund  (161) 9,847 —
Equity Index 500 Fund  19,223 55,339 3,747
Floating Rate Fund  (677) 412 4,267
Growth Stock Fund  66,159 40,726 —
Hedged Equity Fund  7,278 57,532 —
High Yield Fund  (1,288) 14,063 9,255
International Bond Fund (USD Hedged)  (1,278) 16,811 8,535
International Stock Fund  5,918 40,291 —
International Value Equity Fund  8,065 29,142 —
Limited Duration Inflation Focused Bond Fund  (4,605) 41,771 2,967
Mid-Cap Growth Fund  4,753 14,159 —
Mid-Cap Value Fund  4,493 15,233 —
New Horizons Fund  721 9,324 —
New Income Fund  (9,518) 95,754 31,838
Overseas Stock Fund  8,333 30,225 —
Real Assets Fund  790 28,661 —
Small-Cap Stock Fund  3,133 12,874 —
Small-Cap Value Fund  1,264 17,722 —
Transition Fund  (344) 16 —
U.S. Large-Cap Core Fund  15,415 43,849 —
U.S. Treasury Long-Term Index Fund  (7,994) 49,051 6,578
Value Fund  23,867 68,020 —
U.S. Treasury Money Fund, 5.36% — — 2,970
Totals $ 138,348# $ 716,925 $ 90,930+

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $90,930 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2025 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 7,880,863 $ — $ — $ 7,880,863
Equity Mutual Funds 11,797,027 — — 11,797,027
Other Mutual Funds 2,047 — — 2,047
Short-Term Investments 285,662 23,903 — 309,565
Total $ 19,965,599 $ 23,903 $ — $ 19,989,502
Liabilities
Futures Contracts* $ 12,737 $ — $ — $ 12,737
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2025 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F157-054Q1 08/24